Restructuring Expense	6 Months Ended
Jun. 30, 2011
Restructuring Expense [Abstract]
Restructuring Expense
14. Restructuring Expense
On December 8, 2008, as part of our efforts to improve operational efficiency we decided to close our research and development facilities in Tarrytown, NY to reduce costs and improve operating efficiency which resulted in a restructuring charge of approximately $3.8 million in the fourth quarter, 2008. On April 29, 2009, the Company entered into the Lease Termination Agreement with BMR, and credited the restructuring charge of $0.35 million in accordance with the terms of the Agreement. On March 17, 2010 the Company and BMR amended the Agreement as described in this Note (above). Consequently, the restructuring liability was readjusted to reflect the terms of the Amendment accordingly.
Adjustments to the restructuring liability are as follows ($ thousands):

	Liability at	Cash	Adjustment to	Liability at
	December 31, 2010	Payments	the Liability	June 30, 2011
Lease restructuring expense	$300	$(300)	$—	$—